Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, as of December 31, 2018, 2017 and 2016.

	For the Year Ended December 31, 2018			For the Year Ended December 31, 2017			For the Year Ended December 31, 2016
	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total	Unrealized Gains and Losses on Available for Sale Securities	Defined Benefit Pension Items	Total
Beginning balance	$3,185	$(4,309)	$(1,124)	$2,008	$(4,345)	$(2,337)	$3,554	$(4,049)	$(495)
Other comprehensive income (loss) before reclassifications	(886)	393	(493)	620	553	1,173	(1,533)	(511)	(2,044)
Amounts reclassified from accumulated other comprehensive loss	326	117	443	(8)	247	239	(13)	215	202
Net current-period other comprehensive income (loss)	(560)	510	(50)	612	800	1,412	(1,546)	(296)	(1,842)
Reclassification of certain income tax effects from accumulated other comprehensive income	—	—	—	565	(764)	(199)	—	—	—
Reclassification of equity securities from accumulated other comprehensive loss	(278)	—	(278)	—	—	—	—	—	—
Ending balance	$2,347	$(3,799)	$(1,452)	$3,185	$(4,309)	$(1,124)	$2,008	$(4,345)	$(2,337)

Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Loss

NOTE 6 - OTHER COMPREHENSIVE INCOME (LOSS) (Continued)

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss as of December 31, 2018, 2017 and 2016.

	Amount Reclassified from Accumulated Other Comprehensive Loss (a)
	For the year ended December 31,
Details about Accumulated Other Comprehensive Loss Components	2018		2017		2016		Affected Line Item in the Statement Where Net Income is Presented
Unrealized gains (losses) on available-for-sale securities	$(413)		$12		$19		Net gain (loss) on sale of securities
Tax effect	87		(4)		(6)		Income taxes
	(326)		8		13
Amortization of defined benefit pension items
Actuarial losses	(149)	(b)	(380)	(b)	(326)	(b)	Other operating expenses
Tax effect	32		133		111		Income taxes
	(117)		(247)		(215)
Total reclassifications for the period	$(443)		$(239)		$(202)

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.
(b)	These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension cost.